Warrants (Details Textual) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 21, 2016	Dec. 31, 2017	Dec. 31, 2016	Apr. 28, 2016	Jan. 10, 2012	Apr. 21, 2010
Warrants [Line Items]
Class of warrant or right, outstandingc		1,000,000	1,000,000
Warrants repurchased	293,880
Warrant repurchase price	$ 3.80
Institutional Investors [Member]
Warrants [Line Items]
Warrants issued for services		220,410
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price (in dollars per share)		$ 11.86
Aggregate common stock shares		734,700
Purchase price		$ 9.12
Warrant expiration term		42 months
Ft Global Capital Inc Member [Member]
Warrants [Line Items]
Warrants issued for services		73,470
Warrant expiration term		42 months
Insitutional Investors, FT Global [Member]
Warrants [Line Items]
Warrants repurchased	1,116,744
Warrant repurchase price	$ 3.80
Hangzhou Lianluo Ltd [Member]
Warrants [Line Items]
Warrants issued for services				1,000,000
Class of warrant or right, exercise price of warrants or rights				$ 2.20
Hawk Associates Inc. [Member]
Warrants [Line Items]
Warrants issued for services						7,500
Anderson & Strudwick Incorporated [Member]
Warrants [Line Items]
Warrants issued for services						150,000
Firs Trust Group, Inc. [Member]
Warrants [Line Items]
Warrants issued for services					100,000